FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - Undiscounted future cash flow basis [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 26,868	£ 29,398
Customer deposits	391,976	420,811
Financial liabilities at fair value through profit or loss	27,063	59,501
Debt securities in issue	77,835	70,601
Subordinated liabilities	19,668	21,946
Total non-derivative financial liabilities	543,410	602,257
Derivative financial liabilities	10,629	20,330
The Group [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	44,220	154,645
The Group [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(40,260)	(153,324)
The Group [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	3,960	1,321
The Group [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	6,669	19,009
The Group [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,938	1,873
Customer deposits	361,233	367,104
Financial liabilities at fair value through profit or loss	3,807	21,286
Debt securities in issue	4,714	3,407
Subordinated liabilities	236	265
Total non-derivative financial liabilities	371,928	393,935
Derivative financial liabilities	6,015	18,236
The Group [member] | Not later than one month [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,161	23,850
The Group [member] | Not later than one month [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(924)	(23,028)
The Group [member] | Not later than one month [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	237	822
The Group [member] | Not later than one month [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	5,778	17,414
The Group [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,401	3,544
Customer deposits	7,298	18,854
Financial liabilities at fair value through profit or loss	6,165	14,424
Debt securities in issue	5,580	6,341
Subordinated liabilities	1,164	490
Total non-derivative financial liabilities	22,608	43,653
Derivative financial liabilities	167	1,011
The Group [member] | Later than one month and not later than three months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,704	31,974
The Group [member] | Later than one month and not later than three months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(1,528)	(30,972)
The Group [member] | Later than one month and not later than three months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	176	1,002
The Group [member] | Later than one month and not later than three months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(9)	9
The Group [member] | Later than three months and not later than twelve months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	865	2,096
Customer deposits	12,066	21,308
Financial liabilities at fair value through profit or loss	5,389	6,499
Debt securities in issue	19,741	12,378
Subordinated liabilities	953	3,095
Total non-derivative financial liabilities	39,014	45,376
Derivative financial liabilities	357	1,179
The Group [member] | Later than three months and not later than twelve months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	6,503	24,923
The Group [member] | Later than three months and not later than twelve months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(6,185)	(23,886)
The Group [member] | Later than three months and not later than twelve months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	318	1,037
The Group [member] | Later than three months and not later than twelve months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	39	142
The Group [member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	20,302	21,498
Customer deposits	9,825	11,170
Financial liabilities at fair value through profit or loss	931	4,251
Debt securities in issue	35,123	31,642
Subordinated liabilities	6,871	7,131
Total non-derivative financial liabilities	73,052	75,692
Derivative financial liabilities	1,757	371
The Group [member] | Later than one year and not later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	21,645	43,425
The Group [member] | Later than one year and not later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(20,173)	(43,506)
The Group [member] | Later than one year and not later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,472	(81)
The Group [member] | Later than one year and not later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	285	452
The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,362	387
Customer deposits	1,554	2,375
Financial liabilities at fair value through profit or loss	10,771	13,041
Debt securities in issue	12,677	16,833
Subordinated liabilities	10,444	10,965
Total non-derivative financial liabilities	36,808	43,601
Derivative financial liabilities	2,333	(467)
The Group [member] | Later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	13,207	30,473
The Group [member] | Later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(11,450)	(31,932)
The Group [member] | Later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,757	(1,459)
The Group [member] | Later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	576	992
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	5,507	7,632
Customer deposits	229,513	236,322
Financial liabilities at fair value through profit or loss	27,130	59,672
Debt securities in issue	62,304	55,407
Subordinated liabilities	12,791	13,020
Total non-derivative financial liabilities	337,245	372,053
Derivative financial liabilities	8,365	18,124
The Bank [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	39,264	147,387
The Bank [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(35,692)	(145,890)
The Bank [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	3,572	1,497
The Bank [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	4,793	16,627
The Bank [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,860	1,685
Customer deposits	219,209	211,268
Financial liabilities at fair value through profit or loss	3,839	21,365
Debt securities in issue	4,181	2,718
Subordinated liabilities	190	266
Total non-derivative financial liabilities	229,279	237,302
Derivative financial liabilities	4,501	16,201
The Bank [member] | Not later than one month [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,083	23,756
The Bank [member] | Not later than one month [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(884)	(22,985)
The Bank [member] | Not later than one month [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	199	771
The Bank [member] | Not later than one month [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	4,302	15,430
The Bank [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,472	2,319
Customer deposits	4,845	13,766
Financial liabilities at fair value through profit or loss	6,216	14,478
Debt securities in issue	4,083	3,598
Subordinated liabilities	416	258
Total non-derivative financial liabilities	17,032	34,419
Derivative financial liabilities	146	962
The Bank [member] | Later than one month and not later than three months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,630	31,750
The Bank [member] | Later than one month and not later than three months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(1,466)	(30,784)
The Bank [member] | Later than one month and not later than three months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	164	966
The Bank [member] | Later than one month and not later than three months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(18)	(4)
The Bank [member] | Later than three months and not later than twelve months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	701	2,002
Customer deposits	3,956	8,494
Financial liabilities at fair value through profit or loss	5,434	6,523
Debt securities in issue	16,637	11,874
Subordinated liabilities	487	462
Total non-derivative financial liabilities	27,215	29,355
Derivative financial liabilities	316	1,136
The Bank [member] | Later than three months and not later than twelve months [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	6,364	24,690
The Bank [member] | Later than three months and not later than twelve months [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(6,054)	(23,655)
The Bank [member] | Later than three months and not later than twelve months [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	310	1,035
The Bank [member] | Later than three months and not later than twelve months [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	6	101
The Bank [member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	112	1,243
Customer deposits	693	1,140
Financial liabilities at fair value through profit or loss	887	4,217
Debt securities in issue	25,590	22,539
Subordinated liabilities	5,706	5,522
Total non-derivative financial liabilities	32,988	34,661
Derivative financial liabilities	1,439	324
The Bank [member] | Later than one year and not later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	18,279	40,258
The Bank [member] | Later than one year and not later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(16,992)	(40,222)
The Bank [member] | Later than one year and not later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,287	36
The Bank [member] | Later than one year and not later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	152	288
The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,362	383
Customer deposits	810	1,654
Financial liabilities at fair value through profit or loss	10,754	13,089
Debt securities in issue	11,813	14,678
Subordinated liabilities	5,992	6,512
Total non-derivative financial liabilities	30,731	36,316
Derivative financial liabilities	1,963	(499)
The Bank [member] | Later than five years [member] | Outflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	11,908	26,933
The Bank [member] | Later than five years [member] | Inflows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	(10,296)	(28,244)
The Bank [member] | Later than five years [member] | Net Flows [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	1,612	(1,311)
The Bank [member] | Later than five years [member] | Net settled derivative liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial liabilities	£ 351	£ 812